Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Spot rate [Member]
1 US$ = RMB
Currency exchange rates	7.2672	7.0999	7.2513
Average rate [Member]
1 US$ = RMB
Currency exchange rates	7.2151	7.0809	6.9256